Share Capital (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended						12 Months Ended
	May 11, 2021 CAD ($)	Dec. 11, 2020	Apr. 13, 2020 CAD ($) $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 16, 2020 CAD ($)	May 21, 2020 CAD ($) $ / shares	Jan. 22, 2020 CAD ($)	Jan. 22, 2020 USD ($) $ / shares	Jul. 31, 2021 CAD ($) shares	Jul. 31, 2020 CAD ($) shares	Aug. 05, 2020 shares	Jul. 31, 2019 shares
Disclosure of classes of share capital [line items]
Post-consolidation common share ratio		4:1
Number of shares | shares										152,645,946	120,616,441		64,245,441
Share issue related cost										$ 3,612
May 2021 At-the-market ("ATM") Offering
Disclosure of classes of share capital [line items]
Number of shares | shares										6,373,926
Proceeds from issuing shares										$ 46,987
Share issue related cost										$ 1,730
May 2021 At-the-market ("ATM") Offering | Maximum
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 150,000
June 2020 At-the-market ("ATM") Offering
Disclosure of classes of share capital [line items]
Number of shares | shares										244,875	8,235,620	244,875
Proceeds from issuing shares											$ 34,551
Receivable remained for irrevocable sales											$ 883
June 2020 At-the-market ("ATM") Offering | Maximum
Disclosure of classes of share capital [line items]
Proceeds from issuing shares						$ 34,500
May 2020 Underwritten Public Offering
Disclosure of classes of share capital [line items]
Number of shares | shares											15,985,000
Proceeds from issuing shares							$ 57,545
Units issued in period, price per unit | $ / shares							$ 3.60
Warrants, grants in period, exercise price | $ / shares							$ 4.20
Net contribution to share capital, after warrant reserve adjustment							$ 46,547
Share issue related cost							$ 3,052
April 2020 Underwritten Public Offering
Disclosure of classes of share capital [line items]
Number of shares | shares											14,950,000
Proceeds from issuing shares			$ 46,046
Units issued in period, price per unit | $ / shares			$ 3.08
Warrants, grants in period, exercise price | $ / shares			$ 3.84
Net contribution to share capital, after warrant reserve adjustment			$ 25,863
Share issue related cost			$ 2,936
January 2020 Registered Direct Offering
Disclosure of classes of share capital [line items]
Number of shares | shares											2,994,012
Proceeds from issuing shares								$ 26,290	$ 20,000
Units issued in period, price per unit | $ / shares									$ 6.68
Warrants, grants in period, exercise price | $ / shares									$ 9.80
Net contribution to share capital, after warrant reserve adjustment								22,323
Share issue related cost								$ 1,250
December 2019 Registered Direct Offering
Disclosure of classes of share capital [line items]
Number of shares | shares											3,742,516
Proceeds from issuing shares				$ 32,411	$ 25,000
Units issued in period, price per unit | $ / shares					$ 6.68
Warrants, grants in period, exercise price | $ / shares					$ 9.80